Registration Nos. 333-38292
                                                                       811-09965
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|


                         Post-Effective Amendment No. 3                    |X|


                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|


                                Amendment No. 3                            |X|


                        (Check appropriate box or boxes)

                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT F
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:
                             KIMBERLY J. SMITH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                              --------------------

                                  ------------

      It is proposed that this filing will be effective (check appropriate box):


           |X|   immediately upon filing pursuant to paragraph (b) of Rule 485
           |_|   on May 1, 2001 pursuant to paragraph (b) of Rule 485
           |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(1) of Rule 485
           |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(2) of Rule 485


      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 26, 2001.

                         THE GUARDIAN SEPARATE ACCOUNT F

                        Cross Reference Sheet to Items In
                       Registration Statement on Form N-4

Form N-4 Item No.                                                                       Location
Part A
Item  1.    Cover Page.............................................................     Cover
Item  2.    Definitions............................................................     Special Terms Used in this
                                                                                          Prospectus
Item  3.    Synopsis...............................................................     Summary: What is a Variable Annuity
                                                                                          Contract?; Contract Costs and Expenses
Item  4.    Condensed Financial Information........................................     Performance Results; Appendix A
Item  5.    General Description of Registrant, Depositor and Portfolio
              Companies ...........................................................     The Guardian Insurance & Annuity
                                                                                          Company, Inc.; Variable Investment
                                                                                          Options; Voting Rights
Item  6.    Deductions.............................................................     Expenses; Contract Costs and Expenses;
                                                                                          Distribution of the Contract
Item  7.    General Description of Variable Annuity Contracts......................     Summary: What is a Variable Annuity
                                                                                          Contract?
Item  8.    Annuity Period.........................................................     The Annuity Period
Item  9.    Death Benefit..........................................................     Death Benefits; Contract Anniversary
                                                                                          Enhanced Death Benefit
Item 10.    Purchases and Contract Value...........................................     Buying a Contract; The Accumulation
                                                                                          Period
Item 11.    Redemptions............................................................     Surrenders and Partial Withdrawals
Item 12.    Taxes..................................................................     Federal Tax Matters
Item 13.    Legal Proceedings......................................................     Legal Proceedings
Item 14.    Table of Contents of the Statement of Additional Information...........     Where to Get More Information

Part B
Item 15.    Cover Page.............................................................     Cover Page
Item 16.    Table of Contents......................................................     Table of Contents
Item 17.    General Information and History........................................     Not Applicable
Item 18.    Services...............................................................     Services to the Separate Account
Item 19.    Purchase of Securities Being Offered...................................     Valuation of Assets of the Separate
                                                                                          Account; Transferability Restrictions
Item 20.    Underwriters...........................................................     Services to the Separate Account
Item 21.    Calculation of Performance Data........................................     Performance Data
Item 22.    Annuity Payments.......................................................     Annuity Payments
Item 23.    Financial Statements...................................................     Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

The prospectus and statement of additional information filed with Post-Effective Amendment no. 1 to this Registration Statement on April 24, 2001 are incorporated by reference.

The Guardian C + C Variable Annuity


Supplement dated November 6, 2001 to Prospectus dated May 1, 2001


The following information should be read in conjunction with the Prospectus dated May 1, 2001 for The Guardian C + C Variable Annuity issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account
F. This Supplement modifies the Prospectus and should be retained with the Prospectus for future reference.


1. The following is added as the new paragraph under "Other Contract Features" on page 2 of the Prospectus:

Optional riders

The contract also gives you the option to purchase two other riders to provide additional benefits. Decade (sm), the living benefit rider, provides that your contract value on the tenth anniversary is at least as much as your initial premium payment (adjusted for any partial withdrawals and excluding investment credits), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant's death if your contract earnings exceed your adjusted premium payments. Please refer to Other contract features.

2. The following is added prior to the second to last paragraph in the section entitled "Expenses" on page 2 of the Prospectus:

o     Earnings Benefit expense

      If you choose this benefit, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

3. The following table replaces the information entitled "Separate Account Level Annual Expenses" on page 3 of the Prospectus:

Separate Account Level Annual expenses
(as a percentage of daily net asset value)

-----------------------------------------------------------------------------------------------------------------
                                        Contract with     Contract with    Contract with any    Contract with all
                                        no additional     one additional   two additional       three additional
                                        riders            rider            riders               riders
-----------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge
o        Years 0-4                      1.55%             1.55%            1.55%                1.55%
o        Years 5 and beyond             1.45%             1.45%            1.45%                1.45%
-----------------------------------------------------------------------------------------------------------------
Other Separate Account Fees
o        Administrative Charge          0.20%             0.20%            0.20%                0.20%
o        Enhanced Death                 0.00%             0.25%            0.50%                0.75%
         Benefit/Living
         Benefit/Earnings Benefit
         Charge
-----------------------------------------------------------------------------------------------------------------
Subtotal Other Separate                 0.20%             0.45%            0.70%                0.95%
Account Fees
-----------------------------------------------------------------------------------------------------------------
Total Separate Account Level
Annual Expenses
o        Years 0-4                      1.75%             2.00%            2.25%                2.50%
o        Years 5 and beyond             1.65%             1.90%            2.15%                2.40%
-----------------------------------------------------------------------------------------------------------------

4. The following replaces the information entitled "Comparison of contract expenses among underlying funds" found on pages 6 and 7 of the Prospectus:

The first column of the chart shows expenses for the basic contract (BC). The other columns show expenses for the basic contract with one, two and three of the additional benefits, respectively. The three benefits are the living benefit, the contract anniversary enhanced death benefit and the earnings benefit.

If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment (excluding any investment credit), assuming a 5% annual return on assets.


                                                    1 Yr.                       3 Yrs.                      5 Yrs.
                                        ----------------------------------------------------------------------------------
                                             One    Two     Three        One    Two     Three        One    Two     Three
                                        BC   Rider  Riders  Riders  BC   Rider  Riders  Riders  BC   Rider  Riders  Riders
--------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                  55   58     60      63       87   94    102     110     130  143    156     169
--------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                  55   58     60      63       87   95    103     110     130  143    156     169
--------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                 55   57     60      63       86   94    102     109     129  142    155     168
--------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund       58   60     63      66       95  103    111     119     144  157    170     183
--------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund          52   55     57      60       78   86     94     102     116  129    142     155
--------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund   57   60     62      65       93  100    108     116     140  153    166     178
--------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund    59   61     64      67       98  106    113     121     149  161    174     187
--------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund      59   62     65      67      100  108    116     123     152  165    178     190
--------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund   64   66     69      72      113  121    128     136     173  186    198     210
--------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund               55   58     61      63       88   96    104     112     132  145    158     171
--------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management
  Trust                                 55   58     60      63       88   95    103     111     131  144    157     170
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund         62   65     68      70      109  117    125     132     167  180    192     205
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                    58   61     63      66       96  104    111     119     145  158    171     183
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund     59   62     65      67      100  108    116     123     152  165    178     190
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                     58   61     63      66       96  104    112     119     145  158    171     184
--------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
  Portfolio                             59   61     64      67       98  106    113     121     149  161    174     187
--------------------------------------------------------------------------------------------------------------------------
American Century VP Capital
  Appreciation Fund                     60   62     65      67      100  108    116     124     153  166    178     191
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                     59   62     64      67       99  106    114     122     150  162    175     188
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  (Service Class 2)                     58   61     63      66       96  104    111     119     145  158    171     183
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio
  (Service Class 2)                     59   61     64      67       98  106    114     122     149  162    175     187
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio
  (Service Class 2)                     58   61     63      66       96  104    112     120     146  159    172     184
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth
  Portfolio (Service Shares)            59   62     64      67       99  106    114     122     150  162    175     188
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation
  Portfolio (Service Shares)            59   62     64      67       99  106    114     122     150  162    175     188
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Income
  Portfolio (Service Shares)            60   62     65      68      101  109    116     124     153  166    179     191
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income
  Portfolio (Service Shares)            61   64     66      69      104  112    120     128     159  172    185     197
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth
  Portfolio (Service Shares)            59   62     64      67       99  107    115     123     151  164    177     189
--------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
  (Service Class)                       60   63     65      68      102  110    118     125     156  169    181     194
--------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series
  (Service Class)                       60   63     66      68      103  111    118     126     157  170    182     195
--------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series
  (Service Class)                       62   65     68      70      109  117    124     132     167  179    192     204
--------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series
  (Service Class)                       61   63     66      69      104  112    120     127     159  172    184     197
--------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series
  (Service Class)                       61   63     66      69      104  112    120     127     159  172    184     197
--------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio
  (Class II)                            60   63     65      68      102  110    118     125     156  169    181     194
--------------------------------------------------------------------------------------------------------------------------

                                                   10 Yrs.
                                       --------------------------
                                            One    Two     Three
                                       BC   Rider  Riders  Riders
-----------------------------------------------------------------
The Guardian Cash Fund                 272  298    323     348
-----------------------------------------------------------------
The Guardian Bond Fund                 273  299    324     349
-----------------------------------------------------------------
The Guardian Stock Fund                270  296    321     346
-----------------------------------------------------------------
The Guardian Small Cap Stock Fund      301  326    351     375
-----------------------------------------------------------------
The Guardian VC 500 Index Fund         245  271    297     322
-----------------------------------------------------------------
The Guardian VC Asset Allocation Fund  292  317    342     366
-----------------------------------------------------------------
The Guardian VC High Yield Bond Fund   309  334    359     382
-----------------------------------------------------------------
Baillie Gifford International Fund     316  341    365     389
-----------------------------------------------------------------
Baillie Gifford Emerging Markets Fund  357  380    404     426
-----------------------------------------------------------------
Value Line Centurion Fund              278  303    328     353
-----------------------------------------------------------------
Value Line Strategic Asset Management
  Trust                                275  301    326     351
-----------------------------------------------------------------
AIM V.I. Aggressive Growth Fund        345  369    393     415
-----------------------------------------------------------------
AIM V.I. Growth Fund                   302  327    352     376
-----------------------------------------------------------------
AIM V.I. Government Securities Fund    316  341    365     389
-----------------------------------------------------------------
AIM V.I. Value Fund                    303  328    353     377
-----------------------------------------------------------------
Alger American Leveraged AllCap
  Portfolio                            309  334    359     382
-----------------------------------------------------------------
American Century VP Capital
  Appreciation Fund                    317  342    366     390
-----------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                    311  336    361     384
-----------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  (Service Class 2)                    302  327    352     376
-----------------------------------------------------------------
Fidelity VIP Growth Portfolio
  (Service Class 2)                    310  335    360     383
-----------------------------------------------------------------
Fidelity VIP III Balanced Portfolio
  (Service Class 2)                    304  329    354     378
-----------------------------------------------------------------
Janus Aspen Series Aggressive Growth
  Portfolio (Service Shares)           311  336    361     384
-----------------------------------------------------------------
Janus Aspen Series Capital Appreciation
  Portfolio (Service Shares)           311  336    361     384
-----------------------------------------------------------------
Janus Aspen Series Flexible Income
  Portfolio (Service Shares)           318  343    367     391
-----------------------------------------------------------------
Janus Aspen Series Growth and Income
  Portfolio (Service Shares)           330  355    379     402
-----------------------------------------------------------------
Janus Aspen Series Worldwide Growth
  Portfolio (Service Shares)           314  339    363     387
-----------------------------------------------------------------
MFS Emerging Growth Series
  (Service Class)                      323  348    372     395
-----------------------------------------------------------------
MFS Investors Trust Series
  (Service Class)                      325  350    374     397
-----------------------------------------------------------------
MFS New Discovery Series
  (Service Class)                      344  368    392     415
-----------------------------------------------------------------
MFS Global Governments Series
  (Service Class)                      329  354    378     401
-----------------------------------------------------------------
MFS Capital Opportunities Series
  (Service Class)                      329  354    378     401
-----------------------------------------------------------------
Prudential Jennison Portfolio
  (Class II)                           323  348    372     395
-----------------------------------------------------------------

If you do not surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment (excluding any investment credit), assuming a 5% annual return on assets.


                                                    1 Yr.                       3 Yrs.                      5 Yrs.
                                        ----------------------------------------------------------------------------------
                                             One    Two     Three        One    Two     Three        One    Two     Three
                                        BC   Rider  Riders  Riders  BC   Rider  Riders  Riders  BC   Rider  Riders  Riders
--------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                  25   28     30      33      77    84     92     100     130  143    156     169
--------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                  25   28     30      33      77    85     93     100     130  143    156     169
--------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                 25   27     30      33      76    84     92      99     129  142    155     168
--------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund       28   30     33      36      85    93    101     109     144  157    170     183
--------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund          22   25     27      30      68    76     84      92     116  129    142     155
--------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund   27   30     32      35      83    90     98     106     140  153    166     178
--------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund    29   31     34      37      88    96    103     111     149  161    174     187
--------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund      29   32     35      37      90    98    106     113     152  165    178     190
--------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund   34   36     39      42     103   111    118     126     173  186    198     210
--------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund               25   28     31      33      78    86     94     102     132  145    158     171
--------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management
  Trust                                 25   28     30      33      78    85     93     101     131  144    157     170
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund         32   35     38      40      99   107    115     122     167  180    192     205
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                    28   31     33      36      86    94    101     109     145  158    171     183
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund     29   32     35      37      90    98    106     113     152  165    178     190
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                     28   31     33      36      86    94    102     109     145  158    171     184
--------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
  Portfolio                             29   31     34      37      88    96    103     111     149  161    174     187
--------------------------------------------------------------------------------------------------------------------------
American Century VP Capital
  Appreciation Fund                     30   32     35      37      90    98    106     114     153  166    178     191
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                     29   32     34      37      89    96    104     112     150  162    175     188
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  (Service Class 2)                     28   31     33      36      86    94    101     109     145  158    171     183
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio
  (Service Class 2)                     29   31     34      37      88    96    104     112     149  162    175     187
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Balanced Portfolio
  (Service Class 2)                     28   31     33      36      86    94    102     110     146  159    172     184
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth
  Portfolio (Service Shares)            29   32     34      37      89    96    104     112     150  162    175     188
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation
  Portfolio (Service Shares)            29   32     34      37      89    96    104     112     150  162    175     188
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Income
  Portfolio (Service Shares)            30   32     35      38      91    99    106     114     153  166    179     191
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income
  Portfolio (Service Shares)            31   34     36      39      94   102    110     118     159  172    185     197
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth
  Portfolio (Service Shares)            29   32     34      37      89    97    105     113     151  164    177     189
--------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series
  (Service Class)                       30   33     35      38      92   100    108     115     156  169    181     194
--------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series
  (Service Class)                       30   33     36      38      93   101    108     116     157  170    182     195
--------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series
  (Service Class)                       32   35     38      40      99   107    114     122     167  179    192     204
--------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series
  (Service Class)                       31   33     36      39      94   102    110     117     159  172    184     197
--------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series
  (Service Class)                       31   33     36      39      94   102    110     117     159  172    184     197
--------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio
  (Class II)                            30   33     35      38      92   100    108     115     156  169    181     194
--------------------------------------------------------------------------------------------------------------------------

                                                   10 Yrs.
                                       --------------------------
                                            One    Two     Three
                                       BC   Rider  Riders  Riders
-----------------------------------------------------------------
The Guardian Cash Fund                 272  298    323     348
-----------------------------------------------------------------
The Guardian Bond Fund                 273  299    324     349
-----------------------------------------------------------------
The Guardian Stock Fund                270  296    321     346
-----------------------------------------------------------------
The Guardian Small Cap Stock Fund      301  326    351     375
-----------------------------------------------------------------
The Guardian VC 500 Index Fund         245  271    297     322
-----------------------------------------------------------------
The Guardian VC Asset Allocation Fund  292  317    342     366
-----------------------------------------------------------------
The Guardian VC High Yield Bond Fund   309  334    359     382
-----------------------------------------------------------------
Baillie Gifford International Fund     316  341    365     389
-----------------------------------------------------------------
Baillie Gifford Emerging Markets Fund  357  380    404     426
-----------------------------------------------------------------
Value Line Centurion Fund              278  303    328     353
-----------------------------------------------------------------
Value Line Strategic Asset Management
  Trust                                275  301    326     351
-----------------------------------------------------------------
AIM V.I. Aggressive Growth Fund        345  369    393     415
-----------------------------------------------------------------
AIM V.I. Growth Fund                   302  327    352     376
-----------------------------------------------------------------
AIM V.I. Government Securities Fund    316  341    365     389
-----------------------------------------------------------------
AIM V.I. Value Fund                    303  328    353     377
-----------------------------------------------------------------
Alger American Leveraged AllCap
  Portfolio                            309  334    359     382
-----------------------------------------------------------------
American Century VP Capital
  Appreciation Fund                    317  342    366     390
-----------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                    311  336    361     384
-----------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  (Service Class 2)                    302  327    352     376
-----------------------------------------------------------------
Fidelity VIP Growth Portfolio
  (Service Class 2)                    310  335    360     383
-----------------------------------------------------------------
Fidelity VIP III Balanced Portfolio
  (Service Class 2)                    304  329    354     378
-----------------------------------------------------------------
Janus Aspen Series Aggressive Growth
  Portfolio (Service Shares)           311  336    361     384
-----------------------------------------------------------------
Janus Aspen Series Capital Appreciation
  Portfolio (Service Shares)           311  336    361     384
-----------------------------------------------------------------
Janus Aspen Series Flexible Income
  Portfolio (Service Shares)           318  343    367     391
-----------------------------------------------------------------
Janus Aspen Series Growth and Income
  Portfolio (Service Shares)           330  355    379     402
-----------------------------------------------------------------
Janus Aspen Series Worldwide Growth
  Portfolio (Service Shares)           314  339    363     387
-----------------------------------------------------------------
MFS Emerging Growth Series
  (Service Class)                      323  348    372     395
-----------------------------------------------------------------
MFS Investors Trust Series
  (Service Class)                      325  350    374     397
-----------------------------------------------------------------
MFS New Discovery Series
  (Service Class)                      344  368    392     415
-----------------------------------------------------------------
MFS Global Governments Series
  (Service Class)                      329  354    378     401
-----------------------------------------------------------------
MFS Capital Opportunities Series
  (Service Class)                      329  354    378     401
-----------------------------------------------------------------
Prudential Jennison Portfolio
  (Class II)                           323  348    372     395
-----------------------------------------------------------------

5. The last sentence of the second paragraph under "OPTION V-4-Variable Annuity Payments to Age 100" (including the bullet points) on page 22 of the Prospectus is replaced with the following:

The following conditions apply to partial withdrawals:

o     The payee may not withdraw less than $500.

o One partial withdrawal is permitted each quarter without charge and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

o After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

6. The last sentence of the first paragraph of the section entitled "Death Benefits" on page 24 of the Prospectus is revised as follows:


In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits.


7. The following section entitled "Earnings Benefit Rider" is added as a new contract feature following the section entitled "Contract Anniversary Enhanced Death Benefit" on page 27 of the Prospectus:

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

The earnings benefit rider may in certain circumstances increase the death benefit, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering electing this benefit:

o You will only receive the earnings benefit if there is investment growth (or "earnings") in your contract value at the time of your death; otherwise, we will not pay any earnings benefit under the rider.

o Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon your death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

o If any change is made to the owner or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

o There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners, but we may make the benefit available to them in the future.

If you (the annuitant) are age 69 or younger when we issue the contract, the earnings benefit will be 40% of your earnings upon your death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of the adjusted premiums.

If you are between the age of 70 and 79 when we issue the contract, the percentage will be reduced to 25% of earnings upon your death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of the adjusted premiums.

Your spouse may continue the contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from continuing the rider. If your spouse is age 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable) plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to The Guardian Cash Fund variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any other riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

Upon the death of your surviving spouse before the annuity commencement date, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of any earnings benefit on the date of your spouse's death, we begin by calculating two different amounts:

o The first number is the amount of adjusted premiums as of your spouse's death. This amount is the accumulation value at the time your spouse continued the contract (the sum of the investment credit and the contract death benefit, including any enhanced death benefit plus any earnings benefit), adjusted by:

      o     adding any net premiums contributed to the contract after your death

      o proportional reductions for partial withdrawals (as explained below) taken from the contract after your death

o The second number is the accumulation value as of your spouse's death minus the first number calculated immediately above.

If your spouse was age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these amounts. If your spouse is between ages 70 and 79 upon your death, the percentage will be reduced to 25% of the lesser of these two amounts.




In summary, upon your surviving spouse's death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse's death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).


As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will adjust premium amounts by multiplying the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

Partial withdrawal amount, including any deferred sale charges and annuity taxes (divided by)

The accumulation value of your contract prior to withdrawal

We will terminate the earnings benefit rider on the earliest of the following dates:

o     the date the contract terminates

o     on the annuitant's 90th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you

o the date of the annuitant's death, unless you are the annuitant and your spouse elects to continue the contract and rider

o     the date of your spouse's death, if your spouse continued the rider and

o the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse's decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

8. The first sentence of the first paragraph following the bullet points on page 29 of the Prospectus in the section entitled "Living Benefit Rider (referred to as "Decade")" is revised as follows:


As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes.


9. The following is added to the section entitled "Living Benefit Rider (referred to as "Decade")" as second to last paragraph on page 29 of the
Prospectus:


If the contract is jointly owned by you and your spouse, your spouse may continue the contract and rider after your death, provided the annuitant is still living. Non-spouse joint owners may also continue this rider upon your death, provided the annuitant is still living and no distributions have occurred prior to the tenth contract anniversary as a result of your death.


10. The following is added to the section entitled "Contract Costs and Expenses" at the bottom of page 31 of the Prospectus:


Earnings Benefit Rider Expense

If you choose the earnings benefit rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options (whether or not you have earnings).


11. The information in the margin entitled "Cost and expenses" on page 31 of the Prospectus is amended to add the earnings benefit rider as one of the charges which may apply.

12. The following information is added to the section entitled "FEDERAL TAX MATTERS" on page 35 of the Prospectus as the first full paragraph:


It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the earnings benefit and living benefit riders as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with these riders or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.


13. The following is added to the end of the paragraph entitled "Other Tax Issues" on page 37 of the Prospectus.


The IRS may take the position that the earnings benefit rider adversely affects the qualification of the contract as an IRA or Roth IRA. Disqualification of the policy as an IRA or Roth IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.


14. The third sentence of the second paragraph of "APPENDIX A -- Summary Financial Information" is revised to read as follows:


If no data appears for a particular accumulation unit value or rider, then that variable investment option or rider was not available at that time or there were no outstanding accumulation units.

================================================================================

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits


     (a)  The following financial statements have been included in Part B:(3)

          (1)  The Guardian Separate Account F:
               Statement of Assets and Liabilities as of December 31, 2000 Statement of Operations for the Year Ended December 31, 2000 Statements of Changes in Net Assets for the Year Ended December 31, 2000
               Notes to Financial Statements
               Report of Independent Accountants

          (2)  The Guardian Insurance & Annuity Company, Inc.:
               Consolidated Balance Sheets as of December 31, 2000 and 1999 Consolidated Statements of Income and Comprehensive Income for the Year Ended December 31, 2000, 1999 and 1998
               Consolidated Statements of Changes in Stockholder's Equity for the Year Ended December 31, 2000, 1999 and 1998
               Consolidated Statements of Cash Flow for the Year Ended December 31, 2000, 1999 and 1998

               Notes to Consolidated Financial Statements
               Report of Independent Accountants


     (b)      Exhibits
              Number            Description
              ------            -----------

              1                 Resolutions of the Board of Directors of The
                                Guardian Insurance & Annuity Company, Inc.
                                establishing Separate Account F(1)
              2                 Not Applicable
              3                 Underwriting and Distribution Contracts:
                                (a) Distribution and Service Agreement
                                    between The Guardian Insurance &
                                    Annuity Company, Inc. and Guardian
                                    Investor Services Corporation, as
                                    amended(1)
                                (b) Form of Broker-Dealer Supervisory and
                                    Service Agreement(1)
              4                 Specimen of Variable Annuity Contract,
                                    as amended(1)
              4                 (a) Earnings Benefit Rider (4)
              5                 Form of Application for Variable Annuity
                                Contract(1)
              6                 (a) Certificate of Incorporation of The
                                      Guardian Insurance & Annuity Company,
                                      Inc., as amended (1)(3)
                                (b) By-laws of The Guardian Insurance &
                                      Annuity Company, Inc.(1)
              7                 Not Applicable
              8                 Amended and Restated Agreement for Services
                                and Reimbursement Therefor, between The
                                Guardian Life Insurance Company of America and The Guardian Insurance & Annuity
                                Company, Inc.(1)
              9                 (a) Opinion of Counsel
                                (b) Consent of Counsel

              10                Consent of PricewaterhouseCoopers LLP(5)

              11                Not Applicable
              12                Not Applicable
              13                (a) Schedule for Computation of Performance
                                    Quotations(1)
                                (b) Powers of Attorney executed by a majority of
                                    the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.(1)(3)

-------------------
(1) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292) as initially filed on June 1, 2000.
(2) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-38292), as previously filed on September 11, 2000. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.
(3) Incorporated by reference to Registration Statement on Form N-4, (Reg. No., 333-38292), as previously filed on April 24th, 2001. Powers of attorney for Messrs. dePalo and Manning.

(4) Incorporated by reference to Registration Statement on Form N-4, (Reg. No., 333-38292), as previously filed on August 28, 2001.
(5)   Filed herewith.

Item 25.          Directors and Officers of the Depositor

      The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

              Name                      Positions with GIAC
              ----                      -------------------

              Joseph D. Sargent         President, Chief Executive Officer
                                        and Director
              Edward K. Kane            Executive Vice President and Director
              Frank J. Jones            Executive Vice President, Chief
                                          Investment Officer & Director
              Bruce C. Long             Executive Vice President and Director
              Peter L. Hutchings        Director
              Armand M. de Palo         Director
              Dennis J. Manning         Director
              Joseph A. Caruso          Senior Vice President and Corporate
                                        Secretary
              Charles G. Fisher         Vice President and Actuary
              Frank L. Pepe             Vice President and Controller
              Richard T. Potter, Jr.    Vice President and Counsel
              Dennis P. Mosticchio      Vice President
              Donald P. Sullivan, Jr.   Vice President
              Earl C. Harry             Treasurer

Item 26.          Persons Controlled by or under Common Control with Registrant

      The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of June 30, 2001. Entities which are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services
      Corporation                         New York                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.                     Alabama                     100%
      PAS Insurance Agency of
        Massachusetts, Inc.               Massachusetts               100%
      PAS Insurance Agency of
        Hawaii, Inc.                      Hawaii                      100%
Berkshire Life Insurance Company
  of America                              Massachusetts               100%
Guardian Asset Management                 Delaware                    100%
  Corporation

Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Fiduciary Insurance Company
  of America                              New York                    100%

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%
    Famlico, Inc.                         Texas                       100%
    Sentinel American Life
      Insurance Company                   Texas                       100%
  Guardian Reinsurance Services
    Corporation                           Connecticut                 100%

Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                   Class A
                                                                    14.75% of
                                                                   Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%
  First Commonwealth Health Services
    Corporation                           Illinois                    100%

Guardian Hanover Corporation              New York                    100%

Managed Dental Guard, Inc.                Maryland                    100%

Managed Dental Guard, Inc.                Missouri                    100%

Managed Dental Guard, Inc.                Texas                       100%

Innovative Underwriters, Inc.             New Jersey                  100%

Dental Guard Preferred, Inc.              Washington                  100%


The Guardian Tax-Exempt Fund              Massachusetts                92.99%

The Guardian Baillie Gifford              Massachusetts                44.78%
  International Fund
The Guardian Investment Quality           Massachusetts                37.85%
  Bond Fund
The Guardian Asset Allocation Fund        Massachusetts                10.78%
Baillie Gifford Emerging Markets Fund     Maryland                     34.65%
Baillie Gifford International Fund        Maryland                     18.90%
The Guardian Park Avenue Small Cap Fund   Massachusetts                27.73%
The Guardian Baillie Gifford              Massachusetts                63.64%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts                87.74%
The Guardian Small Cap Stock Fund         Maryland                     66.91%
The Guardian VC Asset Allocation Fund     Maryland                     59.42%
The Guardian VC 500 Index Fund            Maryland                     87.58%
The Guardian VC High Yield Bond Fund      Maryland                     81.50%
The Guardian Bond Fund                    Maryland                     15.47%
The Guardian S&P 500 Index Fund           Massachusetts                53.74%
Corporate Financial Services Inc.         Pennsylvania                100%


      The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of June 30, 2001:


                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------       -------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%

Item 27. Number of Contract owners

         Type of Contract                 As of October 15, 2001
         ----------------                -----------------------

         Non-Qualified ..............             626
         Qualified ..................             942

                 Total ..............           1,568

Item 28.          Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

      The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters

                  (a) Guardian Investor Services Corporation ("GISC") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following four series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund and The Guardian VC 500 Index Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following ten series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GISC is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

                  (b) The following is a list of each director and officer of GISC. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

                  Name                             Position(s) with GISC
                  ----                             ---------------------

                  Bruce C. Long                    President & Director
                  Armand M. dePalo                 Director
                  Peter L. Hutchings               Director
                  Joseph D. Sargent                Director
                  Frank J. Jones                   Director
                  Frank L. Pepe                    Senior Vice President and
                                                   Controller
                  Richard T. Potter, Jr.           Vice President and Counsel
                  Donald P. Sullivan, Jr.          Vice President
                  Joseph A. Caruso                 Senior Vice President and
                                                   Corporate Secretary
                  Peggy L. Coppola                 Vice President
                  William D. Ford                  Vice President and National
                                                     Accounts Director
                  Keith Roddy                      Vice President and National
                                                     Sales Director
                  Earl C. Harry                    Treasurer

                  (c) GISC, as the principal underwriter of the Registrant's variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting       Compensation on
 Discounts and          Redemption or       Brokerage
  Commissions           Annuitization      Commissions         Compensation
----------------       ---------------     -----------         ------------
      N/A                    N/A               N/A                  N/A

Item 30.          Location of Accounts and Records

                  Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.          Management Services

                  None.

Item 32.          Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account F, certifies that it meets all of its requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 6th of November, 2001.


                                            The Guardian Separate Account F
                                            (Registrant)

                                            By: THE GUARDIAN INSURANCE & ANNUITY
                                                   COMPANY, INC.
                                                   (Depositor)

                                            By: /s/ Bruce C. Long
                                                --------------------------------
                                                Bruce C. Long
                                                Executive Vice President

      As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.


/s/ Joseph D. Sargent*                      President, Chief Executive
-----------------------------------           Officer and Director
Joseph D. Sargent
(Principal Executive Officer)

/s/ Frank J. Jones*                         Executive Vice President, Chief
-----------------------------------           Investment Officer and Director
Frank J. Jones
(Principal Financial Officer)

/s/ Frank L. Pepe                           Vice President and Controller
-----------------------------------
Frank L. Pepe
(Principal Accounting Officer)

/s/ Bruce C. Long                           Executive Vice President
-----------------------------------           and Director
Bruce C. Long

/s/ Armand M. dePalo*                       Director
-----------------------------------
Armand M. dePalo

/s/ Dennis J. Manning*                      Director
-----------------------------------
Dennis J. Manning

/s/ Edward K. Kane*                         Executive Vice President
-----------------------------------           and Director
Edward K. Kane


/s/ Peter L. Hutchings*                     Director
-----------------------------------
Peter L. Hutchings


By /s/ Bruce C. Long                        Date: November 6, 2001
   --------------------------------
           Bruce C. Long
     Executive Vice President
*  Pursuant to a Power of Attorney